Note 16 - Derivative Financial Instruments (Details) - Summary of Derivative Fair Values (USD $) In Thousands, unless otherwise specified				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Interest Rate Swap [Member] Current Liabilities [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Current Liabilities [Member]	Mar. 31, 2014 Interest Rate Swap [Member] Non Current Liabilities [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Non Current Liabilities [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2013 Current Liabilities [Member]	Dec. 31, 2013 Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest rate swaps				Current liabilities - Derivative financial instruments	Current liabilities - Derivative financial instruments	Non Current liabilities - Derivative financial instruments	Non Current liabilities - Derivative financial instruments	Current liabilities - Derivative financial instruments
Interest rate swaps	$ 1,697	$ 1,416	$ 5,811	$ 1,136	$ 1,135	$ 280	$ 562	$ 5,811	$ 1,135	$ 562